Total
WCM Alternatives: Event-Driven Fund
WCM ALTERNATIVES: EVENT-DRIVEN FUND

WCM ALTERNATIVES: EVENT-DRIVEN FUND
100 SUMMIT LAKE DRIVE
VALHALLA, NEW YORK 10595

SUPPLEMENT DATED DECEMBER 11, 2019
TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Beginning January 1, 2020, Westchester Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, will lower the level of the expense cap applicable to WCM Alternatives: Event-Driven Fund (the “Fund”).  Beginning January 1, 2020, the Adviser has agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.57% and 1.82% for Institutional Class shares and Investor Class shares, respectively. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. This expense limitation will apply January 1, 2020 through December 31, 2020, unless it is terminated by the Fund’s Board of Trustees at an earlier time.

Effective January 1, 2020, the following disclosure is added to the Prospectus and replaces the Annual Fund Operating Expenses table and Expense Example for the Fund within the “Fund Summaries” section of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WCM Alternatives: Event-Driven Fund		WCM Alternatives: Event-Driven Fund - Investor Class Shares	WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Management Fees (as a percentage of Assets)		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%
Component1 Other Expenses		0.46%	0.46%
Component2 Other Expenses	[1]	0.48%	0.48%
Acquired Fund Fees and Expenses	[2]	0.11%	0.11%
Expenses (as a percentage of Assets)	[3]	2.55%	2.30%
Fee Waiver or Reimbursement	[3]	(0.16%)	(0.16%)
Net Expenses (as a percentage of Assets)	[3]	2.39%	2.14%
[1]	During the Fund’s prior fiscal year, the Adviser recouped 0.01% and 0.01% for Investor Class shares and Institutional Class shares, respectively, in fees it had waived or expenses it had reimbursed pursuant to its expense limitation arrangement with the Fund. The amounts previously recouped pursuant to the expense limitation arrangement are not reflected in the table above.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Adviser has contractually agreed to waive its investment advisory fee and to reimburse the Fund for other ordinary operating expenses to the extent necessary to limit ordinary operating expenses to an amount not to exceed 1.57% and 1.82% for Institutional Class shares and Investor Class shares, respectively. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, borrowing expenses, including on securities sold short, dividend expenses on securities sold short, trading or investment expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. These expense limitations are expected to apply from January 1, 2020 until December 31, 2020, except that they may be terminated by the Fund’s Board of Trustees at any time. To the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, subject to the expense limitations in place at the time such amounts were waived or reimbursed.

Example:
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense waiver and reimbursement described above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - WCM Alternatives: Event-Driven Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
WCM Alternatives: Event-Driven Fund - Investor Class Shares	242	778	1,341	2,873
WCM Alternatives: Event-Driven Fund - Institutional Class Shares	217	703	1,216	2,623

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.